Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1) (4) (6)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (2) (4) (6)	Total Shareholder Return(5)	Peer Group Total Shareholder Return (5)	Net Income (Thousands)	Revenue (Thousands) (3)
2023	$32,006,461	$291,700,245	$10,955,524	$5,157,998	$276.98	$157.82	$178,940	$1,946,120
2022	$5,440,036	$(620,324,699)	$7,722,649	$(4,257,881)	$172.56	$92.75	$53,385	$1,577,795
2021	$834,968,762	$1,201,214,676	$7,247,247	$9,887,245	$352.73	$270.29	$137,762	$1,196,467
2020	$15,956,860	$123,533,884	$4,614,376	$34,802,362	$308.31	$279.96	$242,317	$836,033

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	In all years presented, our CEO was Jeff Green.For the year ended 2023, our NEOs included in the calculation of average CAP were Laura Schenkein, Blake Grayson, Jay Grant and David Pickles. For the years 2022 and 2021, our NEOs included in the calculation of average CAP were Messrs. Grayson, Pickles and Grant and Michelle Hulst, our former Chief Data Officer. For the year 2020, our NEOs included in the calculation of average CAP were Messrs. Grayson, Pickles, Grant, Brian Stempeck, our former Chief Strategy Officer, and Susan Vobejda, our former Chief Marketing Officer.
Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) represents the cumulative return of a fixed investment of $100 in the applicable common stock, from the beginning of the measurement period through the end of the applicable fiscal year, assuming reinvested dividends, as applicable. For Peer Group TSR, the returns of each component Company of this group are weighted according to the respective Company’s stock market capitalization at the beginning of each period for which a return is indicated. Changes in the peer group year to year are driven by our annual compensation setting process as described in “Compensation Discussion and Analysis.” In accordance with the latest SEC guidance, Peer Group TSR for all periods presented reflects the average cumulative TSR of our peer group approved in July 2022 for 2023 compensation setting, as described in “Compensation Discussion and Analysis” above (to the extent the entities were publicly traded companies as of the measurement dates). Compared to the peer group approved in July 2021 for 2022 compensation setting, in 2023, Slack Technologies was removed due to acquisition and Coupa Software was removed pursuant to market capitalization criteria described in “Compensation Discussion and Analysis.” Cloudflare, Snowflake and ZoomInfo Technologies were added in 2023 pursuant to the criteria outlined in “Compensation Discussion and Analysis” in consultation with Compensia. Our peer group approved in July 2021 for 2022 compensation setting, as disclosed in our 2023 Proxy Statement, included Coupa Software, CrowdStrike Holdings, Datadog, DocuSign, HubSpot, Okta, Pinterest, RingCentral, Roku, Shopify, Slack Technologies, Snap, Splunk, Twilio, Twitter, Zendesk, Zoom Video and Zscaler (the “2022 Peer Group”). Had the 2022 Peer Group been used to calculate cumulative TSR in 2020, 2021, 2022 and 2023 (to the extent the entities were publicly traded companies as of the measurement dates), Peer Group TSR would have been $271.32, $243.98, $80.29 and $144.00, respectively.
Changed Peer Group, Footnote	Total Shareholder Return (“TSR”) represents the cumulative return of a fixed investment of $100 in the applicable common stock, from the beginning of the measurement period through the end of the applicable fiscal year, assuming reinvested dividends, as applicable. For Peer Group TSR, the returns of each component Company of this group are weighted according to the respective Company’s stock market capitalization at the beginning of each period for which a return is indicated. Changes in the peer group year to year are driven by our annual compensation setting process as described in “Compensation Discussion and Analysis.” In accordance with the latest SEC guidance, Peer Group TSR for all periods presented reflects the average cumulative TSR of our peer group approved in July 2022 for 2023 compensation setting, as described in “Compensation Discussion and Analysis” above (to the extent the entities were publicly traded companies as of the measurement dates). Compared to the peer group approved in July 2021 for 2022 compensation setting, in 2023, Slack Technologies was removed due to acquisition and Coupa Software was removed pursuant to market capitalization criteria described in “Compensation Discussion and Analysis.” Cloudflare, Snowflake and ZoomInfo Technologies were added in 2023 pursuant to the criteria outlined in “Compensation Discussion and Analysis” in consultation with Compensia. Our peer group approved in July 2021 for 2022 compensation setting, as disclosed in our 2023 Proxy Statement, included Coupa Software, CrowdStrike Holdings, Datadog, DocuSign, HubSpot, Okta, Pinterest, RingCentral, Roku, Shopify, Slack Technologies, Snap, Splunk, Twilio, Twitter, Zendesk, Zoom Video and Zscaler (the “2022 Peer Group”). Had the 2022 Peer Group been used to calculate cumulative TSR in 2020, 2021, 2022 and 2023 (to the extent the entities were publicly traded companies as of the measurement dates), Peer Group TSR would have been $271.32, $243.98, $80.29 and $144.00, respectively.
PEO Total Compensation Amount	$ 32,006,461	$ 5,440,036	$ 834,968,762	$ 15,956,860
PEO Actually Paid Compensation Amount	$ 291,700,245	(620,324,699)	1,201,214,676	123,533,884
Adjustment To PEO Compensation, Footnote	The following table details these adjustments in 2023.

Fiscal Year	NEO Category	Summary Compensation Table Total	Less: Summary Compensation Table Equity Awards (a)	Add: Year-End Fair Value of Unvested Equity Awards Granted in the Year (b)	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years (c)	Add: Vest-Date Fair Value of Equity Awards Granted and Vested in the Year (d)	Add: Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year (e)	Less: Prior Year-End Fair Value of Equity Awards that Failed to Vest (f)	CAP
2023	CEO	$32,006,461	$(26,193,914)	$25,935,981	$249,878,218	$4,379,268	$5,694,231	$—	$291,700,245
	Other NEOs	$10,955,524	$(9,536,581)	$4,596,255	$951,720	$965,375	$1,066,447	$(3,840,742)	$5,157,998

Non-PEO NEO Average Total Compensation Amount	$ 10,955,524	7,722,649	7,247,247	4,614,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,157,998	(4,257,881)	9,887,245	34,802,362
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. CAP for our CEO and average CAP for our Other NEOs are calculated by taking the amount in the “Total” column of the Summary Compensation Table (the average amount for our Other NEOs): (a) less the grant-date fair value of equity granted during the year in the “2023 Summary Compensation Table”; (b) plus the year-end fair value of unvested equity awards granted during the covered year; (c) plus, for awards granted in prior years that are outstanding and unvested at the end of the covered year, the difference between the year-end fair value and the immediately prior year-end fair value; (d) plus, for awards that granted and vested during the covered year, the fair value as of the vesting date; (e) plus, for awards granted in prior years that vested during the covered year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value; (f) less, the prior year-end fair value of awards granted in prior years that failed to meet their vesting requirements. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no CAP amounts included any dividends or other earnings paid on stock or option awards not otherwise reflected in the fair value of total compensation, as no such payments occurred during any of the years ended 2023, 2022, 2021 and 2020. The following table details these adjustments in 2023.

Fiscal Year	NEO Category	Summary Compensation Table Total	Less: Summary Compensation Table Equity Awards (a)	Add: Year-End Fair Value of Unvested Equity Awards Granted in the Year (b)	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years (c)	Add: Vest-Date Fair Value of Equity Awards Granted and Vested in the Year (d)	Add: Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year (e)	Less: Prior Year-End Fair Value of Equity Awards that Failed to Vest (f)	CAP
2023	CEO	$32,006,461	$(26,193,914)	$25,935,981	$249,878,218	$4,379,268	$5,694,231	$—	$291,700,245
	Other NEOs	$10,955,524	$(9,536,581)	$4,596,255	$951,720	$965,375	$1,066,447	$(3,840,742)	$5,157,998

Equity Valuation Assumption Difference, Footnote	Assumptions used in the valuation of the CEO Performance Option, restricted stock awards and restricted stock units as of the end of 2023, or at the vest dates, as applicable, for the table above were materially consistent with those used as of the grant date of the equity awards as described in “Compensation Discussion and Analysis” and in Notes 1 and 2 of the 2023 Summary Compensation Table. The fair values of all other options as of the applicable vest dates and fiscal year-end dates in 2023 were calculated using a binomial lattice model with a remaining contractual term between 1.0 – 9.9 years, a volatility assumption between 52% - 73% using a blend of the Company’s historical volatility and implied volatilities from its traded options, and a risk-free interest rate between 3.3% - 5.2%, based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. The assumptions used for estimating the grant date fair value for these options as reported in the 2023 Summary Compensation Table were calculated using the Black-Scholes option pricing model.
Compensation Actually Paid vs. Total Shareholder Return
We believe the table below shows the alignment between CAP to our CEO and our performance, consistent with our compensation philosophy as described in our “Compensation Discussion and Analysis.” The following chart sets forth CAP to our CEO and TSR on the left axis (in millions) and right axis (in dollars), respectively, for the years ended December 31, 2020, 2021, 2022 and 2023. CAP is influenced by numerous factors, including but not limited to, the timing of new grant issuances and award vesting, share price volatility during the fiscal year, our mix of performance metrics and other factors.
The following chart sets forth average CAP to our Other NEOs and TSR on the left axis (in millions) and right axis (in dollars), respectively, for the years ended December 31, 2020, 2021, 2022 and 2023. Average CAP is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

Compensation Actually Paid vs. Net Income
The following chart sets forth CAP to our CEO, net income and revenue on the left axis (in millions) for the years ended December 31, 2020, 2021, 2022 and 2023.
The following chart sets forth average CAP to our Other NEOs and net income on the left axis (in millions), as well as revenue on the right axis (in millions), for the years ended December 31, 2020, 2021, 2022 and 2023.
For a review of our financial performance measures, our process for setting executive compensation and how our executive compensation design reinforces our compensation philosophy, refer to “Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth average CAP to our Other NEOs and net income on the left axis (in millions), as well as revenue on the right axis (in millions), for the years ended December 31, 2020, 2021, 2022 and 2023.
For a review of our financial performance measures, our process for setting executive compensation and how our executive compensation design reinforces our compensation philosophy, refer to “Compensation Discussion and Analysis.”

Total Shareholder Return Vs Peer Group	The following chart sets forth Company TSR and Peer Group TSR, as expressed in the value of an initial $100 investment, from 2020 to 2023:
Tabular List, Table

Measure
Adjusted EBITDA (1)
Relative Peer TSR (2)
Revenue
TSR

Total Shareholder Return Amount	$ 276.98	172.56	352.73	308.31
Peer Group Total Shareholder Return Amount	157.82	92.75	270.29	279.96
Net Income (Loss)	$ 178,940,000	$ 53,385,000	$ 137,762,000	$ 242,317,000
Company Selected Measure Amount	1,946,120,000	1,577,795,000	1,196,467,000	836,033,000
PEO Name	Jeff Green
Additional 402(v) Disclosure	Revenue represents the Company-Selected-Measure (“CSM”) as it is the next most important financial performance measure not otherwise required to be disclosed in the Pay Versus Performance Table. Refer to the Tabular List (as defined below) of financial performance measures. Revenue represents revenue as disclosed in our Annual Reports on Form 10-K filed with the SEC for the applicable fiscal years.For an explanation of our management's use of this measure and a reconciliation of net income to Adjusted EBITDA, see Appendix A to this Proxy Statement. Adjusted EBITDA is used for purposes of selecting the companies comprising our compensation peer groups.
(2)Relative Peer TSR, calculated as a percentile rank against the Nasdaq-100 Index as defined in the CEO Performance Option award agreement, determines the actual shares paid out on a vested tranche of the CEO Performance Option. Refer to “Compensation Discussion and Analysis - Individual Compensation Elements - Long Term Incentive Compensation - CEO Performance Option” for further information.
Our most important financial performance measure for linking CAP to our performance is TSR, as the majority of NEO compensation is equity compensation tied to the change in our stock price over time, particularly for the CEO Performance Option. These awards are an incentive for our executive officers, including our NEOs, to create value for our stockholders. This financial performance measure is required in the Pay Versus Performance Table above. The next most important financial performance measure is revenue, included in the Pay Versus Performance Table above. Revenue is a critical financial performance measure to our stockholders, and it is the key measure in our Short-Term Annual Cash Incentive Awards to provide financial incentives for us to meet or exceed the revenue targets.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Peer TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
PEO | Adjustment, Equity Awards, Reported value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,193,914)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,935,981
PEO | Change In Year End Value Of Prior Year Awards, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,878,218
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,379,268
PEO | Change In Fair Value Of Prior Year Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,694,231
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment, Equity Awards, Reported value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,536,581)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,596,255
Non-PEO NEO | Change In Year End Value Of Prior Year Awards, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	951,720
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	965,375
Non-PEO NEO | Change In Fair Value Of Prior Year Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,066,447
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,840,742)